LONG-TERM DEBT - Roll forward (Details) - USD ($) $ in Thousands		12 Months Ended
	Dec. 18, 2018	Dec. 31, 2018	Dec. 31, 2017
Long-Term Debt
Long-term debt Beginning period		$ 667,995	$ 501,160
Additional advances under the credit facility			85,205
Interest expense including amortization of discount		56,834	48,247
Settlement of offtake obligation		(4,423)	(1,543)
Loss (gain) on financial instruments at fair value		16,981	34,926
Change in fair value attributable to change in credit risk of financial instruments designated at FVTPL		(7,594)
Repayment of credit facility		(422,724)
Repurchase of stream obligation		(237,000)
Proceeds from loan facility, net of transaction costs		472,051
Amortization of loan facility transaction costs		95
Long-term debt ending period		542,215	667,995
Current portion of long-term debt		(85,961)	(374,966)
Non-current portion of long term debt		456,254	293,029
Senior secured term credit facility
Long-Term Debt
Long-term debt Beginning period		365,890	232,438
Additional advances under the credit facility			85,205
Interest expense including amortization of discount		56,834	48,247
Repayment of credit facility	$ (422,724)
Long-term debt ending period			365,890
Non-current portion of long term debt
Offtake obligation
Long-Term Debt
Long-term debt Beginning period		78,085	67,702
Settlement of offtake obligation		(4,423)	(1,543)
Loss (gain) on financial instruments at fair value		(3,593)	11,926
Long-term debt ending period		70,069	78,085
Current portion of long-term debt		(7,576)
Non-current portion of long term debt		62,493
Stream obligation
Long-Term Debt
Long-term debt Beginning period		224,020	201,020
Loss (gain) on financial instruments at fair value		20,574	23,000
Change in fair value attributable to change in credit risk of financial instruments designated at FVTPL		(7,594)
Repurchase of stream obligation	$ (237,000)
Long-term debt ending period			$ 224,020
Non-current portion of long term debt
Senior secured loan facility
Long-Term Debt
Proceeds from loan facility, net of transaction costs		472,051
Amortization of loan facility transaction costs		95
Long-term debt ending period		472,146
Current portion of long-term debt		(78,385)
Non-current portion of long term debt		$ 393,761